Shareholders' Equity (Details) - Schedule of shared - based payments to employees - Non-employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of shared - based payments to employees [Line Items]
Number of share-based payment awards, Outstanding at beginning of year	2,381,125	1,667,267
Weighted average exercise price, Outstanding at beginning of year	$ 4.14	$ 2.21
Number of share-based payment awards, Granted	1,418,665	730,734
Weighted average exercise price, Granted	$ 27.57	$ 13.53
Number of share-based payment awards, Issued due to business combination	117,536
Issued due to business combination	$ 0
Number of share-based payment awards, Exercised	(837,724)
Weighted average exercise price, Weighted average exercise price Exercised	$ 3.11
Number of share-based payment awards, Forfeited	(318,672)
Weighted average exercise price, Forfeited	$ 19.69
Number of share-based payment awards, Expired
Weighted average exercise price, Expired
Number of share-based payment awards, Cancelled		(16,876)
Weighted average exercise price, Cancelled		$ 2.21
Number of share-based payment awards, Outstanding at end of year	2,760,930	2,381,125
Weighted average exercise price, Outstanding at end of year	$ 15.85	$ 4.14
Number of share-based payment awards, Exercisable at end of year	845,356	1,061,778
Weighted average exercise price, Exercisable at end of year	$ 3.58	$ 2.8